Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022
Cash and cash equivalent [line items]
Cash and cash equivalents	€ 169,379	€ 344,408	€ 171,060	€ 307,078